SCHEDULE OF ACCUMULATED LOSSES (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Accumulated Losses
Balance at the beginning of the financial year	$ (156,715,687)	$ (150,206,216)
Add: net loss attributable to owners of Genetic Technologies Limited	(12,017,219)	(11,750,923)	$ (7,130,998)
Less: Options/warrants expired	2,356,830	5,241,452
Balance at the end of the financial year	$ (166,376,076)	$ (156,715,687)	$ (150,206,216)